SHORT-TERM BORROWINGS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM BORROWINGS - THIRD PARTIES
Schedule of short-term borrowings-third parties

	As of December 31,
	2023	2022
	US$	US$
Borrowings from banks	226,772	28,748